UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-4400

     T. Rowe Price Equity Income Fund (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EQUITY INCOME FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 94.7%
CONSUMER DISCRETIONARY 14.4%
Automobiles 0.7%
Ford Motor (1)	7,709,000	44,096
Harley-Davidson	3,000,000	112,500
		156,596
Distributors 0.5%
Genuine Parts	2,687,000	108,071
		108,071
Diversified Consumer Services 0.8%
H&R Block	8,207,000	170,377
		170,377
Household Durables 3.2%
Black & Decker	1,000,000	66,100
D. R. Horton	6,000,000	94,500
Fortune Brands	2,500,000	173,750
Harman International	750,000	32,655
Newell Rubbermaid	7,461,000	170,633
Whirlpool	1,500,000	130,170
		667,808
Leisure Equipment & Products 1.2%
Eastman Kodak	6,466,000	114,254
Mattel	6,500,000	129,350
		243,604
Media 5.7%
Cablevision, Class A (1)	3,732,000	79,977
CBS, Class B	6,000,000	132,480
Comcast, Class A	3,250,000	62,855
Disney	6,222,000	195,246
Gannett	6,000,000	174,300
McGraw-Hill	5,500,000	203,225
New York Times, Class A (2)	7,858,000	148,359
Time Warner	15,000,000	210,300
		1,206,742
Multiline Retail 0.1%
Macys	1,000,000	23,060
		23,060
Specialty Retail 2.2%
Bed Bath & Beyond (1)	5,725,000	168,888
Home Depot	8,750,000	244,737
Tiffany	1,000,000	41,840
		455,465
Total Consumer Discretionary		3,031,723
CONSUMER STAPLES 9.0%
Beverages 1.0%
Anheuser-Busch	4,250,000	201,663
Coca-Cola	274,027	16,680
		218,343
Food & Staples Retailing 1.0%
Wal-Mart	4,000,000	210,720
		210,720
Food Products 3.7%
Campbell Soup	1,990,000	67,560
General Mills	3,469,000	207,724
Hershey Foods	7,500,000	282,525
Kraft Foods, Class A	4,476,000	138,801
McCormick	2,488,000	91,981
		788,591
Household Products 2.1%
Colgate-Palmolive	1,250,000	97,388
Kimberly-Clark	1,990,000	128,454
Procter & Gamble	3,000,000	210,210
		436,052
Personal Products 0.7%
Avon	4,000,000	158,160
		158,160
Tobacco 0.5%
UST	1,750,000	95,410
		95,410
Total Consumer Staples		1,907,276
ENERGY 12.2%
Energy Equipment & Services 1.3%
BJ Services	3,979,000	113,441
Schlumberger	1,750,000	152,250
		265,691
Oil, Gas & Consumable Fuels 10.9%
Anadarko Petroleum	3,630,000	228,799
BP, ADR	2,726,000	165,332
Chevron	6,000,000	512,160
ExxonMobil	6,000,000	507,480
Hess	2,300,000	202,814
Murphy Oil	2,984,000	245,106
Royal Dutch Shell, ADR, Class A	4,974,000	343,107
Spectra Energy	3,979,000	90,522
		2,295,320
Total Energy		2,561,011
FINANCIALS 20.3%

Capital Markets 3.7%
Bank of New York Mellon	6,267,000	261,522
Legg Mason	2,500,000	139,950
Merrill Lynch	5,000,000	203,700
Och-Ziff Capital Management	2,750,000	57,750
UBS (CHF)	4,000,000	116,523
		779,445
Commercial Banks 5.2%
Allied Irish Banks (EUR)	1,750,000	37,543
Fifth Third Bancorp	7,000,000	146,440
KeyCorp	4,500,000	98,775
National City	3,482,000	34,646
Royal Bank of Scotland (GBP)	7,250,000	48,531
SunTrust	4,750,000	261,915
U.S. Bancorp	8,750,000	283,150
Wells Fargo	6,500,000	189,150
		1,100,150
Consumer Finance 1.5%
Capital One Financial	3,600,000	177,192
SLM Corporation (1)	8,500,000	130,475
		307,667
Diversified Financial Services 3.5%
Bank of America	1,750,000	66,343
Citigroup	5,820,000	124,664
JPMorgan Chase	12,750,000	547,612
		738,619
Insurance 5.2%
American International Group	5,000,000	216,250
Chubb	1,883,000	93,171
Genworth Financial, Class A	3,600,000	81,504
Lincoln National	3,730,000	193,960
Marsh & McLennan	11,500,000	280,025
Progressive Corporation	5,723,000	91,969
The Travelers Companies	3,000,000	143,550
		1,100,429
Thrifts & Mortgage Finance 1.2%
Countrywide Financial	4,974,000	27,357
Fannie Mae	8,250,000	217,140
		244,497

Total Financials		4,270,807
HEALTH CARE 7.8%
Biotechnology 0.8%
Amgen (1)	4,228,000	176,646
		176,646
Pharmaceuticals 7.0%
Abbott Laboratories	2,500,000	137,875
Bristol Myers Squibb	6,465,000	137,704
Eli Lilly	5,720,000	295,095
Johnson & Johnson	4,226,000	274,141
Merck	5,250,000	199,237
Pfizer	11,191,000	234,228
Wyeth	4,750,000	198,360
		1,476,640

Total Health Care		1,653,286
INDUSTRIALS & BUSINESS SERVICES 10.8%
Aerospace & Defense 0.9%
Honeywell International	3,233,000	182,406
		182,406
Air Freight & Logistics 0.3%
UPS, Class B	995,000	72,655
		72,655
Airlines 0.3%
Southwest Airlines	4,973,000	61,665
		61,665
Building Products 1.3%
Masco	8,211,000	162,824
USG (1)	3,000,000	110,460
		273,284
Commercial Services & Supplies 1.5%
Avery Dennison	3,831,000	188,676
Waste Management	3,730,000	125,179
		313,855
Electrical Equipment 0.4%
Cooper Industries, Class A	2,238,000	89,856
		89,856
Industrial Conglomerates 4.9%
3M	3,482,000	275,600
GE	20,250,000	749,453
		1,025,053
Machinery 1.0%
Illinois Tool Works	4,500,000	217,035
		217,035
Road & Rail 0.2%
Union Pacific	300,000	37,614
		37,614
Total Industrials & Business Services		2,273,423
INFORMATION TECHNOLOGY 6.7%
Communications Equipment 0.9%
Alcatel-Lucent, ADR	13,000,000	74,880
Cisco Systems (1)	1,250,000	30,112
Motorola	9,462,000	87,997
		192,989
Computers & Peripherals 0.8%
Dell (1)	8,457,000	168,463
		168,463
Internet Software & Services 1.3%
eBay (1)	2,500,000	74,600
Yahoo! (1)	7,000,000	202,510
		277,110
IT Services 0.8%
Automatic Data Processing	500,000	21,195
Computer Sciences (1)	1,990,000	81,172
Electronic Data Systems	3,500,000	58,275
		160,642
Semiconductor & Semiconductor Equipment 1.6%
Analog Devices	5,223,000	154,183
Applied Materials	4,000,000	78,040
Intel	4,975,000	105,371
		337,594
Software 1.3%
Microsoft	10,000,000	283,800
		283,800
Total Information Technology		1,420,598
MATERIALS 4.9%
Chemicals 1.8%
DuPont	4,476,000	209,298
International Flavors & Fragrances	3,979,000	175,275
		384,573
Construction Materials 0.7%
Vulcan Materials	2,185,002	145,084
		145,084
Metals & Mining 0.5%
Alcoa	3,000,000	108,180
		108,180
Paper & Forest Products 1.9%
International Paper	10,000,000	272,000
MeadWestvaco	4,476,000	121,837
		393,837
Total Materials		1,031,674
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 3.6%
AT&T	12,144,000	465,115
Qwest Communications International	22,880,000	103,647
Verizon Communications	5,223,000	190,378
		759,140
Wireless Telecommunication Services 0.4%
Sprint Nextel	12,500,000	83,625
		83,625
Total Telecommunication Services		842,765
UTILITIES 4.6%
Electric Utilities 3.0%
Duke Energy	7,054,000	125,914
Entergy	1,500,000	163,620
FirstEnergy	1,900,000	130,378
Pinnacle West Capital	2,238,000	78,509
Progress Energy	3,205,000	133,648
		632,069
Multi-Utilities 1.6%
NiSource	10,445,000	180,072
Teco Energy	2,577,000	41,103
XCEL Energy	6,324,000	126,164
		347,339
Total Utilities		979,408

Total Common Stocks (Cost $18,620,349)		19,971,971

CONVERTIBLE PREFERRED STOCKS 0.4%
FINANCIALS 0.4%
Capital Markets 0.4%
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost $99,400 (1)(3)	994	79,746
Total Convertible Preferred Stocks (Cost $99,400)		79,746
CONVERTIBLE BONDS 0.1%
Ford Motor, 4.25%, 12/15/36	29,842,000	25,476
Total Convertible Bonds (Cost $29,842)		25,476
BOND MUTUAL FUNDS 0.7%
T. Rowe Price Institutional Floating Rate Fund, 4.17% (2)(4)	14,642,277	145,837
Total Bond Mutual Funds (Cost $146,203)		145,837
SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 4.1%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(5)	851,360,213	851,360
Total Short-Term Investments (Cost $851,360)		851,360
Total Investments in Securities
100.0% of Net Assets (Cost $19,747,154)		$21,074,390

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $79,746 and represents 0.4% of net assets.
(4)	SEC 30-day yield
(5)	Seven-day yield
ADR	American Depository Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

(2) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
New York Times	$-	$-		$ 1,807	$148,359	$137,751
T. Rowe Price
Institutional Floating
Rate Fund, 4.17%	146,203	-		717	145,837	-

T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤		8,970	851,360	1,055,321
Totals				$11,494	$1,145,556	$1,193,072

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$1,303,168
Dividend income		11,494
Interest income			-
Investment income		$11,494
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Equity Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies
	Securities
Level 1 – quoted prices	$19,915,211,000	$(6,292,000)
Level 2 – significant other observable inputs	1,079,433,000	1,000
Level 3 – significant unobservable inputs	79,746,000	0
Total	$21,074,390,000	$(6,291,000)

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $19,747,154,000. Net unrealized gain aggregated $1,327,355,000 at period-end, of which $3,782,105,000 related to appreciated investments and $2,454,750,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008